Brandes International Equity Fund
SCHEDULE OF INVESTMENTS — December 31, 2025 (Unaudited)

Shares		Value
COMMON STOCKS – 89.57%
Austria – 1.02%
189,675	Erste Group Bank AG	$22,743,831
Brazil – 3.55%
14,001,800	Ambev SA	35,244,720
482,620	Embraer SA Sponsored – ADR	31,066,249
2,195,100	Telefonica Brasil SA(a)	13,142,606
		79,453,575
Canada – 3.62%
1,156,579	CAE, Inc.(a)	35,183,133
276,270	Nutrien Ltd.	17,051,384
879,075	Open Text Corp.	28,640,264
		80,874,781
China – 2.38%
2,892,000	Alibaba Group Holding Ltd.	53,099,903
France – 18.44%
440,039	BNP Paribas SA	41,630,793
241,347	Capgemini SE	40,075,248
2,657,151	Carrefour SA	44,336,113
245,000	Engie Prime De Fidelite 2027(a)	6,452,377
1,170,397	Engie SA	30,745,573
137,740	Kering SA	48,131,569
999,414	Orange SA	16,676,790
433,436	Pernod Ricard SA	37,113,543
322,295	Publicis Groupe SA	33,469,605
618,629	Sanofi SA	59,855,596
330,293	Societe BIC SA	19,956,556
519,227	TotalEnergies SE	33,852,571
		412,296,334
Germany – 5.77%
658,434	Deutsche Post AG	35,901,584
586,720	Henkel AG & Co. KGaA	44,653,078
210,243	Infineon Technologies AG	9,173,105
161,653	SAP SE	39,276,596
		129,004,363
Shares		Value
Hong Kong – 2.27%
34,217,600	Budweiser Brewing Co. APAC Ltd.(b)	$33,384,103
22,778,000	First Pacific Co. Ltd.	17,437,411
		50,821,514
Israel – 0.91%
179,237	Nice Ltd. - ADR(a)	20,260,950
Italy – 1.30%
209,917	Buzzi SpA	12,689,717
2,367,723	Intesa Sanpaolo SpA	16,361,218
		29,050,935
Japan – 12.43%
3,550,700	Astellas Pharma, Inc.	47,258,103
1,178,400	Bridgestone Corp.	26,513,154
3,305,900	Honda Motor Co. Ltd.	32,446,328
1,766,100	Kubota Corp.	25,026,830
956,000	Makita Corp.	28,975,382
78,400	SMC Corp.	27,126,470
1,056,800	Sumitomo Mitsui Trust Group, Inc.	32,205,838
1,880,083	Takeda Pharmaceutical Co. Ltd.	58,405,280
		277,957,385
Mexico – 6.97%
743,485	America Movil SAB de CV – ADR	15,367,835
16,897,170	America Movil SAB de CV – Class B	17,481,287
1,860,647	Cemex SAB de CV Sponsored – ADR	21,378,834
24,869,566	Fibra Uno Administracion SA de CV	37,275,001
8,217,618	Kimberly-Clark de Mexico SAB de CV – Class A	17,523,617
15,013,774	Wal-Mart de Mexico SAB de CV	46,798,453
		155,825,027
Netherlands – 6.07%
657,578	Heineken Holding NV	48,152,377
0

Brandes International Equity Fund
SCHEDULE OF INVESTMENTS — December 31, 2025 (Unaudited) (continued)

Shares		Value
1,445,112	Koninklijke Philips NV	$39,349,251
1,840,011	STMicroelectronics NV	48,088,905
		135,590,533
Russia – 0.00%
1,013,133	Mobile TeleSystems PJSC(a),(c)	—
Singapore – 2.03%
18,945,900	Wilmar International Ltd.	45,312,029
South Korea – 1.29%
111,239	Hyundai Mobis Co. Ltd.	28,864,450
Switzerland – 6.51%
168,660	Cie Financiere Richemont SA – Class A Registered	36,371,705
166,642	Novartis AG Registered	22,962,600
14,150	Swatch Group AG Bearer	2,975,122
1,063,581	Swatch Group AG Registered	45,823,778
808,008	UBS Group AG Registered	37,309,448
		145,442,653
Taiwan – 1.12%
511,000	Taiwan Semiconductor Manufacturing Co. Ltd.	25,119,373
United Kingdom – 13.89%
1,388,101	Diageo Plc	29,910,684
Shares		Value
2,111,809	GSK Plc	$51,775,684
7,579,395	J Sainsbury Plc	33,204,102
7,103,185	Kingfisher Plc	29,901,231
2,065,690	Mondi Plc	25,201,845
2,057,006	National Grid Plc	31,551,353
348,590	Reckitt Benckiser Group Plc	28,202,314
904,717	Shell Plc	33,340,861
1,656,739	Smith & Nephew Plc	27,553,153
4,416,778	WPP Plc	19,841,200
		310,482,427
TOTAL COMMON STOCKS (Cost $1,682,382,767)		$2,002,200,063
PREFERRED STOCKS – 6.48%
Brazil – 2.28%
9,098,600	Petroleo Brasileiro SA – Petrobras, 3.847%(d)	$51,074,611
Russia – 0.00%
21,512,699	Surgutneftegas PJSC(a),(c)	—
South Korea – 2.45%
883,517	Samsung Electronics Co. Ltd., 1.644%(d)	54,840,621
Spain – 1.75%
4,202,519	Grifols SA – Class B, 1.918%(d)	39,082,381
TOTAL PREFERRED STOCKS (Cost $127,956,571)		$144,997,613

Brandes International Equity Fund
SCHEDULE OF INVESTMENTS — December 31, 2025 (Unaudited) (continued)

	Shares	Value
SHORT-TERM INVESTMENTS – 3.19%
Money Market Funds — 3.19%
Northern Institutional Funds - Treasury Portfolio (Premier), 3.630%(e)	71,263,909	$71,263,909
TOTAL SHORT-TERM INVESTMENTS (Cost $71,263,909)		$71,263,909
Total Investments (Cost $1,881,603,247) – 99.24%		$2,218,461,585
Other Assets in Excess of Liabilities – 0.76%		16,932,070
TOTAL NET ASSETS – 100.00%		$2,235,393,655

Percentages are stated as a percent of net assets.
ADR American Depositary Receipt

(a)	Non-income producing security.
(b)
Acquired in a transaction exempt from registration under Rule 144A or Section 4(a)(2) of the Securities
Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $33,384,103 which represented 1.49% of the net assets of the Fund.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(e)	The rate shown is the annualized seven day yield as of December 31, 2025.

Brandes International Equity Fund
SCHEDULE OF INVESTMENTS BY INDUSTRY — December 31, 2025 (Unaudited)

COMMON STOCKS
Aerospace & Defense	2.97%
Air Freight & Logistics	1.60%
Automobile Components	2.48%
Automobiles	1.45%
Banks	5.05%
Beverages	8.22%
Broadline Retail	2.38%
Capital Markets	1.67%
Chemicals	0.76%
Commercial Services & Supplies	0.89%
Construction Materials	1.53%
Consumer Staples Distribution & Retail	5.55%
Diversified REITs	1.67%
Diversified Telecommunication Services	1.34%
Food Products	2.81%
Health Care Equipment & Supplies	2.99%
Household Products	4.04%
IT Services	1.79%
Machinery	3.63%
Media	2.39%
Multi-Utilities	3.08%
Oil, Gas & Consumable Fuels	3.00%
Paper & Forest Products	1.13%
Pharmaceuticals	10.75%
Semiconductors & Semiconductor Equipment	3.68%
Software	3.95%
Specialty Retail	1.34%
Textiles, Apparel & Luxury Goods	5.96%
Wireless Telecommunication Services	1.47%
TOTAL COMMON STOCKS	89.57%
PREFERRED STOCKS
Biotechnology	1.75%
Oil, Gas & Consumable Fuels	2.28%
Technology Hardware, Storage & Peripherals	2.45%
TOTAL PREFERRED STOCKS	6.48%
SHORT-TERM INVESTMENTS	3.19%
TOTAL INVESTMENTS	99.24%
Other Assets in Excess of Liabilities	0.76%
TOTAL NET ASSETS	100.00%
The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC or were otherwise determined by the Advisor to be appropriate. This information is unaudited.

Brandes Global Equity Fund
SCHEDULE OF INVESTMENTS — December 31, 2025 (Unaudited)

Shares		Value
COMMON STOCKS – 95.69%
Austria – 2.53%
15,720	Erste Group Bank AG	$1,884,977
Brazil – 3.32%
477,100	Ambev SA	1,200,935
79,520	Embraer SA	1,275,378
		2,476,313
Canada – 1.19%
29,202	CAE, Inc.(a)	888,325
China – 3.00%
97,800	Alibaba Group Holding Ltd.	1,795,702
1,165,000	Topsports International Holdings Ltd.(b)	436,323
		2,232,025
France – 12.08%
7,814	Capgemini SE	1,297,501
34,860	Carrefour SA	581,659
4,017	Kering SA	1,403,692
12,661	Pernod Ricard SA	1,084,115
10,715	Publicis Groupe SA	1,112,729
18,513	Sanofi SA	1,791,230
26,508	TotalEnergies SE	1,728,269
		8,999,195
Germany – 2.49%
3,476	Heidelberg Materials AG	901,178
3,926	SAP SE	953,894
		1,855,072
Hong Kong – 2.95%
157,800	AIA Group Ltd.	1,624,250
587,400	Budweiser Brewing Co. APAC Ltd.(b)	573,092
		2,197,342
Ireland – 1.14%
4,648	ICON Plc(a)	846,959
Japan – 1.01%
24,300	Takeda Pharmaceutical Co. Ltd.	754,886
Malaysia – 0.60%
601,300	Genting Bhd	447,205
Shares		Value
Mexico – 2.44%
311,766	Fibra Uno Administracion SA de CV	$467,281
433,006	Wal-Mart de Mexico SAB de CV	1,349,695
		1,816,976
Netherlands – 1.97%
17,782	Heineken NV	1,467,138
South Korea – 1.88%
2,135	Hyundai Motor Co.	440,894
11,412	Samsung Electronics Co. Ltd.	956,496
		1,397,390
Switzerland – 3.05%
2,571	Cie Financiere Richemont SA – Class A Registered	554,439
37,288	UBS Group AG Registered	1,721,758
		2,276,197
Taiwan – 3.83%
29,000	Taiwan Semiconductor Manufacturing Co. Ltd.	1,425,561
10,000	Wiwynn Corp.	1,424,666
		2,850,227
United Kingdom – 11.18%
82,219	GSK Plc	2,015,781
16,974	Imperial Brands Plc	712,741
65,169	Mondi Plc	795,075
64,167	National Grid Plc	984,225
63,409	NatWest Group Plc	556,242
9,190	Reckitt Benckiser Group Plc	743,507
20,616	Shell Plc Sponsored – ADR	1,514,864
60,479	Smith & Nephew Plc	1,005,824
		8,328,259
United States – 41.03%
2,914	Alphabet, Inc. – Class A	912,082
13,919	Amdocs Ltd.	1,120,619
7,779	Arch Capital Group Ltd.(a)	746,162
23,779	Bank of America Corp.	1,307,845
7,077	Becton Dickinson & Co.	1,373,433

Brandes Global Equity Fund
SCHEDULE OF INVESTMENTS — December 31, 2025 (Unaudited) (continued)

Shares		Value
4,695	Cardinal Health, Inc.	$964,823
6,052	Cigna Corp.	1,665,692
13,045	Citigroup, Inc.	1,522,221
12,316	Cognizant Technology Solutions Corp. – Class A	1,022,228
34,334	Comcast Corp. – Class A	1,026,243
11,028	Corteva, Inc.	739,207
9,118	CVS Health Corp.	723,604
3,851	Emerson Electric Co.	511,105
6,532	EPAM Systems, Inc.(a)	1,338,276
9,530	Evergy, Inc.	690,830
3,817	FedEx Corp.	1,102,579
11,003	Fiserv, Inc.(a)	739,072
28,680	Halliburton Co.	810,497
1,900	HCA Healthcare, Inc.	887,034
1,061	McKesson Corp.	870,328
11,990	Merck & Co., Inc.	1,262,067
3,541	Micron Technology, Inc.	1,010,637
6,431	Mohawk Industries, Inc.(a)	702,908
48,126	Pfizer, Inc.	1,198,337
Shares		Value
3,762	PNC Financial Services Group, Inc.	$785,242
3,428	Progressive Corp.	780,624
19,459	Textron, Inc.	1,696,241
2,750	UnitedHealth Group, Inc.	907,803
13,797	Wells Fargo & Co.	1,285,880
11,744	Westlake Corp.	868,351
		30,571,970
TOTAL COMMON STOCKS (Cost $50,761,313)		$71,290,456
PREFERRED STOCKS – 2.07%
South Korea – 0.97%
11,669	Samsung Electronics Co. Ltd., 1.644%(c)	$724,304
Spain – 1.10%
87,797	Grifols SA – Class B – ADR, 1.880%(c)	820,902
TOTAL PREFERRED STOCKS (Cost $1,368,622)		$1,545,206

	Shares	Value
SHORT-TERM INVESTMENTS – 2.06%
Money Market Funds — 2.06%
Northern Institutional Funds - Treasury Portfolio (Premier), 3.63%(d)	1,533,925	$1,533,925
TOTAL SHORT-TERM INVESTMENTS (Cost $1,533,925)		$1,533,925
Total Investments (Cost $53,663,860) – 99.82%		$74,369,587
Other Assets in Excess of Liabilities – 0.18%		134,366
TOTAL NET ASSETS – 100.00%		$74,503,953

Percentages are stated as a percent of net assets.
ADR American Depositary Receipt

(a)	Non-income producing security.
(b)
Acquired in a transaction exempt from registration under Rule 144A or Section 4(a)(2) of the Securities
Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,009,415 which represented 1.35% of the net assets of the Fund.

(c)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(d)	The rate shown is the annualized seven day yield as of December 31, 2025.

Brandes Global Equity Fund
SCHEDULE OF INVESTMENTS BY INDUSTRY — December 31, 2025 (Unaudited)

COMMON STOCKS
Aerospace & Defense	5.18%
Air Freight & Logistics	1.48%
Automobiles	0.59%
Banks	9.85%
Beverages	5.81%
Broadline Retail	2.41%
Capital Markets	2.31%
Chemicals	2.16%
Construction Materials	1.21%
Consumer Staples Distribution & Retail	2.59%
Diversified REITs	0.63%
Electric Utilities	0.93%
Electrical Equipment	0.69%
Energy Equipment & Services	1.09%
Financial Services	0.99%
Health Care Equipment & Supplies	3.19%
Health Care Providers & Services	8.08%
Hotels, Restaurants & Leisure	0.60%
Household Durables	0.94%
Household Products	1.00%
Insurance	4.23%
Interactive Media & Services	1.22%
IT Services	6.41%
Life Sciences Tools & Services	1.14%
Media	2.87%
Multi-Utilities	1.32%
Oil, Gas & Consumable Fuels	4.35%
Paper & Forest Products	1.07%
Pharmaceuticals	9.42%
Semiconductors & Semiconductor Equipment	3.28%
Software	1.28%
Specialty Retail	0.59%
Technology Hardware, Storage & Peripherals	3.20%
Textiles, Apparel & Luxury Goods	2.62%
Tobacco	0.96%
TOTAL COMMON STOCKS	95.69%
PREFERRED STOCKS
Biotechnology	1.10%
Technology Hardware, Storage & Peripherals	0.97%
TOTAL PREFERRED STOCKS	2.07%
SHORT-TERM INVESTMENTS	2.06%
TOTAL INVESTMENTS	99.82%
Other Assets in Excess of Liabilities	0.18%
TOTAL NET ASSETS	100.00%

Brandes Global Equity Fund
SCHEDULE OF INVESTMENTS BY INDUSTRY — December 31, 2025 (Unaudited) (continued)

The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC or were otherwise determined by the Advisor to be appropriate. This information is unaudited.

Brandes Emerging Markets Value Fund
SCHEDULE OF INVESTMENTS — December 31, 2025 (Unaudited)

Shares		Value
COMMON STOCKS – 94.74%
Austria – 1.97%
160,655	Erste Group Bank AG	$19,264,057
Brazil – 6.56%
344,334	Embraer SA Sponsored – ADR	22,164,779
1,515,653	Engie Brasil Energia SA	8,676,083
4,125,700	Sendas Distribuidora SA	5,467,874
1,125,800	Suzano SA	10,556,378
735,760	Telefonica Brasil SA(a)	4,405,177
3,346,700	TIM SA	12,988,431
		64,258,722
Chile – 0.47%
882,410	Empresa Nacional de Telecomunicaciones SA	4,604,824
China – 14.98%
1,966,400	Alibaba Group Holding Ltd.	36,104,996
2,517,500	BYD Electronic International Co. Ltd.	10,902,248
6,334,500	China Resources Beer Holdings Co. Ltd.	21,393,468
2,874,000	Galaxy Entertainment Group Ltd.	14,171,171
4,427,200	Haier Smart Home Co. Ltd. – Class H	13,825,033
25,042,000	Topsports International Holdings Ltd.	9,378,891
9,323,000	TravelSky Technology Ltd. – Class H	12,316,935
141,100	Trip.com Group Ltd.	10,117,072
6,440,600	Wynn Macau Ltd.	4,923,515
650,650	ZTO Express Cayman, Inc.	13,571,322
		146,704,651
Shares		Value
Georgia – 1.63%
292,331	TBC Bank Group Plc	$15,975,924
Greece – 1.91%
943,068	Hellenic Telecommunications Organization SA	18,685,831
Hong Kong – 3.37%
1,149,800	AIA Group Ltd.	11,834,999
1,369,700	ASMPT Ltd.	13,642,181
2,479,200	Luk Fook Holdings International Ltd.	7,485,988
		32,963,168
India – 3.61%
805,905	Embassy Office Parks REIT	3,906,880
1,744,230	HDFC Bank Ltd.	19,268,326
1,263,076	IndusInd Bank Ltd.(a)	12,151,459
		35,326,665
Indonesia – 5.58%
109,736,611	Bank Rakyat Indonesia Persero Tbk PT	24,033,077
29,806,645	Indofood Sukses Makmur Tbk PT	12,087,399
88,691,000	Telkom Indonesia Persero Tbk PT	18,557,291
		54,677,767
Kazakhstan – 1.25%
156,264	Kaspi.KZ JSC - ADR(a)	12,208,906
Luxembourg – 3.55%
151,392	Globant SA(a)	9,896,495
447,962	Millicom International Cellular SA	24,835,013
		34,731,508
Mexico – 6.97%
342,717	America Movil SAB de CV – ADR	7,083,960
1,586,133	America Movil SAB de CV – Class B	1,640,964

Brandes Emerging Markets Value Fund
SCHEDULE OF INVESTMENTS — December 31, 2025 (Unaudited) (continued)

Shares		Value
11,001,628	Fibra Uno Administracion SA de CV	$16,489,459
1,143,704	Kimberly-Clark de Mexico SAB de CV – ADR	12,216,589
1,621,162	Kimberly-Clark de Mexico SAB de CV – Class A	3,457,038
2,096,557	Prologis Property Mexico SA de CV	8,783,244
5,950,335	Wal-Mart de Mexico SAB de CV	18,547,400
		68,218,654
Netherlands – 0.59%
399,587	JBS NV – Class A(a)	5,762,045
Panama – 3.77%
334,380	Banco Latinoamericano de Comercio Exterior SA – Class E	14,913,348
182,673	Copa Holdings SA – Class A	22,032,191
		36,945,539
Philippines – 2.24%
11,134,539	Bank of the Philippine Islands	21,972,889
Poland – 1.10%
71,397	Santander Bank Polska SA	10,792,922
Russia – 0.00%
236,429	LUKOIL PJSC(a),(b)	—
4,858,073	Mobile TeleSystems PJSC(a),(b)	—
7,919,891	Sberbank of Russia PJSC(a),(b)	—
31,423,480	Sistema AFK PAO(a),(b)	—
		—
Singapore – 1.99%
8,143,993	Wilmar International Ltd.	19,477,610
Slovenia – 1.45%
335,544	Nova Ljubljanska Banka – GDR Registered	14,235,362
Shares		Value
South Africa – 1.60%
1,083,418	Absa Group Ltd.	$15,658,503
South Korea – 13.51%
193,128	Hana Financial Group, Inc.	12,600,942
291,512	Hankook Tire & Technology Co. Ltd.	11,814,235
871,690	Samsung Electronics Co. Ltd.	73,060,609
142,272	Shinhan Financial Group Co. Ltd.	7,575,952
60,127	SK Hynix, Inc.	27,230,206
		132,281,944
Taiwan – 13.55%
4,440,398	Chailease Holding Co. Ltd.	14,884,268
1,755,900	Taiwan Semiconductor Manufacturing Co. Ltd.	86,315,277
221,000	Wiwynn Corp.	31,485,124
		132,684,669
Thailand – 2.15%
34,904,081	3BB Internet Infrastructure Fund	6,979,709
2,279,800	Kasikornbank PCL Registered	14,074,626
		21,054,335
United Kingdom – 0.94%
588,255	HSBC Holdings Plc	9,256,747
TOTAL COMMON STOCKS (Cost $739,320,604)		$927,743,242
PREFERRED STOCKS – 2.35%
Brazil – 2.35%
4,096,857	Petroleo Brasileiro SA – Petrobras, 3.847%(c)	$22,997,536
TOTAL PREFERRED STOCKS (Cost $18,080,355)		$22,997,536

Brandes Emerging Markets Value Fund
SCHEDULE OF INVESTMENTS — December 31, 2025 (Unaudited) (continued)

	Shares	Value
SHORT-TERM INVESTMENTS – 3.00%
Money Market Funds — 3.00%
Northern Institutional Funds - Treasury Portfolio (Premier), 3.630%(d)	29,343,969	$29,343,969
TOTAL SHORT-TERM INVESTMENTS (Cost $29,343,969)		$29,343,969
Total Investments (Cost $786,744,928) – 100.09%		$980,084,747
Liabilities in Excess of Other Assets – (0.09)%		(839,249)
TOTAL NET ASSETS – 100.00%		$979,245,498

Percentages are stated as a percent of net assets.
ADR American Depositary Receipt
REIT Real Estate Investment Trust
GDR Global Depositary Receipt

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(d)	The rate shown is the annualized seven day yield as of December 31, 2025.

Brandes Emerging Markets Value Fund
SCHEDULE OF INVESTMENTS BY INDUSTRY — December 31, 2025 (Unaudited)

COMMON STOCKS
Aerospace & Defense	2.26%
Air Freight & Logistics	1.39%
Automobile Components	1.21%
Banks	20.09%
Beverages	2.18%
Broadline Retail	3.69%
Communications Equipment	1.11%
Consumer Finance	1.25%
Consumer Staples Distribution & Retail	2.46%
Diversified REITs	1.68%
Diversified Telecommunication Services	4.97%
Financial Services	3.04%
Food Products	3.81%
Hotels, Restaurants & Leisure	4.24%
Household Durables	1.41%
Household Products	1.60%
Independent Power and Renewable Electricity Producers	0.88%
Industrial Real Estate Investment Trusts	0.90%
Insurance	1.21%
IT Services	1.01%
Office Real Estate Investment Trusts	0.40%
Oil, Gas & Consumable Fuels	0.00%
Paper & Forest Products	1.08%
Passenger Airlines	2.25%
Semiconductors & Semiconductor Equipment	12.98%
Specialty Retail	1.73%
Technology Hardware, Storage & Peripherals	10.68%
Wireless Telecommunication Services	5.23%
TOTAL COMMON STOCKS	94.74%
PREFERRED STOCKS
Oil, Gas & Consumable Fuels	2.35%
TOTAL PREFERRED STOCKS	2.35%
SHORT-TERM INVESTMENTS	3.00%
TOTAL INVESTMENTS	100.09%
Liabilities in Excess of Other Assets	(0.09)%
TOTAL NET ASSETS	100.00%
The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC or were otherwise determined by the Advisor to be appropriate. This information is unaudited.

Brandes International Small Cap Equity Fund
SCHEDULE OF INVESTMENTS — December 31, 2025 (Unaudited)

Shares		Value
COMMON STOCKS – 91.15%
Austria – 1.12%
599,204	Addiko Bank AG(a)	$15,844,154
Belgium – 1.56%
3,822,932	Ontex Group NV(a)	21,945,890
Brazil – 2.10%
1,849,540	Embraer SA	29,663,759
Canada – 10.26%
1,356,967	CAE, Inc.(a)	41,278,936
1,690,345	Canfor Corp.(a)	14,445,920
688,763	Corby Spirit and Wine Ltd.	7,426,828
1,156,725	Dorel Industries, Inc. – Class B(a)	1,255,707
54,084	Lassonde Industries, Inc. – Class A	8,649,381
816,698	Open Text Corp.	26,608,021
2,616,875	Pason Systems, Inc.	22,859,882
684,489	Winpak Ltd.	22,246,952
		144,771,627
France – 7.21%
1,051,381	Elior Group SA(a),(b)	3,377,359
1,528,018	Euroapi SA(a)	4,066,210
759,822	LISI SA	47,317,366
21,230	LISI SA (PRIME)	1,324,818
71,431	LISI SA Registered (2026)	4,457,518
137,000	LISI SA Registered (2027)	8,549,228
540,848	Societe BIC SA	32,678,450
		101,770,949
Germany – 0.43%
91,918	Draegerwerk AG & Co. KGaA	6,061,140
Hong Kong – 5.40%
2,059,500	Dickson Concepts International Ltd.	1,585,576
23,403,000	Emperor Watch & Jewellery Ltd.	688,616
42,929,000	First Pacific Co. Ltd.	32,863,755
Shares		Value
36,674,020	PAX Global Technology Ltd.	$23,796,857
49,900,000	Pico Far East Holdings Ltd.	17,199,457
		76,134,261
Hungary – 2.18%
5,606,926	Magyar Telekom Telecommunications Plc	30,700,250
Indonesia – 2.50%
87,025,860	Indofood Sukses Makmur Tbk PT	35,291,336
Ireland – 3.51%
1,014,670	AIB Group Plc	10,847,177
21,276,052	C&C Group Plc(e)	38,716,727
		49,563,904
Israel – 0.34%
42,992	Nice Ltd. - ADR(a)	4,859,816
Japan – 8.17%
1,006,300	Futaba Corp.	3,745,235
1,065,800	H.U. Group Holdings, Inc.	23,017,213
539,200	Kaken Pharmaceutical Co. Ltd.	13,832,197
487,400	Kissei Pharmaceutical Co. Ltd.	14,453,936
1,346,000	Koatsu Gas Kogyo Co. Ltd.	8,997,024
1,208,544	Komori Corp.	12,243,961
1,996,200	Medipal Holdings Corp.	35,338,295
397,300	Nihon Parkerizing Co. Ltd.	3,615,409
		115,243,270
Luxembourg – 4.24%
345,557	Globant SA(a)	22,589,061
671,764	Millicom International Cellular SA	37,242,596
		59,831,657
Mexico – 5.99%
14,639,776	Bolsa Mexicana de Valores SAB de CV	30,096,599

Brandes International Small Cap Equity Fund
SCHEDULE OF INVESTMENTS — December 31, 2025 (Unaudited) (continued)

Shares		Value
32,000,124	Consorcio ARA SAB de CV	$6,646,145
27,089,060	Fibra Uno Administracion SA de CV	40,601,623
694,724	Qualitas Controladora SAB de CV	7,200,902
		84,545,269
Netherlands – 1.60%
684,940	Aalberts NV	22,577,603
Panama – 0.28%
88,986	Banco Latinoamericano de Comercio Exterior SA – Class E	3,968,776
Slovenia – 2.86%
406,612	Nova Ljubljanska Banka – GDR(b)	17,250,402
543,836	Nova Ljubljanska Banka – GDR Registered	23,072,093
		40,322,495
South Korea – 5.43%
89,477	Binggrae Co. Ltd.	4,622,092
998,258	Hankook Tire & Technology Co. Ltd.	40,456,839
628,277	S-1 Corp.	31,445,470
		76,524,401
Spain – 2.15%
23,082,802	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	30,327,887
Switzerland – 4.71%
17,726	Bystronic AG	6,026,448
1,696,771	Montana Aerospace AG(a),(b)	60,344,104
		66,370,552
Shares		Value
United Kingdom – 15.85%
2,133,344	Balfour Beatty Plc	$20,347,570
1,411,871	Burberry Group Plc(a)	24,007,533
14,268,952	Hays Plc	10,828,650
26,639,429	ITV Plc	29,382,441
5,660,236	J Sainsbury Plc	24,796,577
7,160,845	LSL Property Services Plc(e)	25,385,975
2,051,701	Mondi Plc	25,031,176
5,931,032	Pagegroup Plc	18,688,553
2,722,615	QinetiQ Group Plc	16,133,064
1,832,362	Travis Perkins Plc	15,648,292
1,680,523	Yellow Cake Plc(a),(b)	13,304,470
		223,554,301
United States – 3.26%
1,619,349	Kennametal, Inc.	46,005,705
TOTAL COMMON STOCKS (Cost $1,005,705,269)		$1,285,879,002
PREFERRED STOCKS – 4.69%
Germany – 1.99%
346,399	Draegerwerk AG & Co. KGaA, 2.925%(c)	$28,098,733
Spain – 2.70%
4,073,711	Grifols SA – Class B – ADR, 1.880%(c)	38,089,198
TOTAL PREFERRED STOCKS (Cost $51,296,269)		$66,187,931
INVESTMENT COMPANIES – 1.03%
Canada – 1.03%
746,919	Sprott Physical Uranium Trust(a)	$14,600,442
TOTAL INVESTMENT COMPANIES (Cost $11,277,910)		$14,600,442

Brandes International Small Cap Equity Fund
SCHEDULE OF INVESTMENTS — December 31, 2025 (Unaudited) (continued)

	Shares	Value
SHORT-TERM INVESTMENTS – 3.53%
Money Market Funds — 3.53%
Northern Institutional Funds - Treasury Portfolio (Premier), 3.630%(d)	49,728,456	$49,728,456
TOTAL SHORT-TERM INVESTMENTS (Cost $49,728,456)		$49,728,456
Total Investments (Cost $1,118,007,904) – 100.40%		$1,416,395,831
Liabilities in Excess of Other Assets – (0.40)%		(5,693,841)
TOTAL NET ASSETS – 100.00%		$1,410,701,990

Percentages are stated as a percent of net assets.
ADR American Depositary Receipt
GDR Global Depositary Receipt

(a)	Non-income producing security.
(b)
Acquired in a transaction exempt from registration under Rule 144A or Section 4(a)(2) of the Securities
Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $94,276,335 which represented 6.68% of the net assets of the Fund.

(c)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(d)	The rate shown is the annualized seven day yield as of December 31, 2025.
(e)
Affiliated issuer. The following issuers were affiliated with the International Small Cap Fund as defined in Section (2)(a)(3) of the 1940 Act, as this Fund held 5% or more of the outstanding voting securities of the following issuers as of December 31, 2025:

Issuer Name	Value At March 31, 2025	Purchases	Sales Proceeds	Realized Gain/(Loss)	Unrealized Appreciation/ (Depreciation)	Value At December 31, 2025	Dividend Income
C&C Group Plc	$22,991,426	$15,519,420	$—	$—	$205,881	$38,716,727	$1,385,473
LSL Property Services Plc	13,171,370	12,605,586	—	—	(390,981)	25,385,975	722,601
	$36,162,796	$28,125,006	$—	$—	$(185,100)	$64,102,702	$2,108,074

Brandes International Small Cap Equity Fund
SCHEDULE OF INVESTMENTS BY INDUSTRY — December 31, 2025 (Unaudited)

COMMON STOCKS
Aerospace & Defense	14.80%
Automobile Components	2.87%
Banks	4.75%
Beverages	3.27%
Capital Markets	2.13%
Chemicals	0.90%
Commercial Services & Supplies	4.55%
Construction & Engineering	1.44%
Consumer Staples Distribution & Retail	1.76%
Containers & Packaging	1.58%
Diversified REITs	2.88%
Diversified Telecommunication Services	2.18%
Electrical Equipment	0.27%
Electronic Equipment, Instruments & Components	1.69%
Energy Equipment & Services	1.62%
Financial Services	0.28%
Food Products	5.77%
Health Care Equipment & Supplies	0.43%
Health Care Providers & Services	4.13%
Hotels, Restaurants & Leisure	0.24%
Household Durables	0.56%
Insurance	2.66%
IT Services	1.60%
Machinery	6.16%
Media	3.30%
Oil, Gas & Consumable Fuels	0.94%
Paper & Forest Products	2.80%
Personal Care Products	1.56%
Pharmaceuticals	2.29%
Professional Services	2.10%
Real Estate Management & Development	1.80%
Software	2.23%
Specialty Retail	0.16%
Textiles, Apparel & Luxury Goods	1.70%
Trading Companies & Distributors	1.11%
Wireless Telecommunication Services	2.64%
TOTAL COMMON STOCKS	91.15%
PREFERRED STOCKS
Biotechnology	2.70%
Health Care Equipment & Supplies	1.99%
TOTAL PREFERRED STOCKS	4.69%
INVESTMENT COMPANIES
Trading Companies & Distributors	1.03%
TOTAL INVESTMENT COMPANIES	1.03%

Brandes International Small Cap Equity Fund
SCHEDULE OF INVESTMENTS BY INDUSTRY — December 31, 2025 (Unaudited) (continued)

SHORT-TERM INVESTMENTS	3.53%
TOTAL INVESTMENTS	100.40%
Liabilities in Excess of Other Assets	(0.40)%
TOTAL NET ASSETS	100.00%
The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC or were otherwise determined by the Advisor to be appropriate. This information is unaudited.

Brandes Small Cap Value Fund
SCHEDULE OF INVESTMENTS — December 31, 2025 (Unaudited)

Shares		Value
COMMON STOCKS – 94.61%
Aerospace & Defense – 14.41%
104,286	CAE, Inc.(a)	$3,172,380
161,064	Hexcel Corp.	11,902,630
52,535	Moog, Inc. – Class A	12,794,899
5,899	National Presto Industries, Inc.	629,777
668,172	Park Aerospace Corp.	14,258,791
		42,758,477
Banks – 2.15%
161,535	Eagle Bancorp Montana, Inc.	3,214,546
93,901	National Bankshares, Inc.	3,148,501
		6,363,047
Biotechnology – 0.00%
11,508	PDL BioPharma, Inc.(a),(b)	720
Chemicals – 5.29%
128,031	Minerals Technologies, Inc.	7,803,490
135,203	Scotts Miracle-Gro Co.	7,889,095
		15,692,585
Commercial Services & Supplies – 4.08%
24,232	Brady Corp. – Class A	1,899,062
65,647	Healthcare Services Group, Inc.(a)	1,255,171
46,366	UniFirst Corp.	8,944,001
		12,098,234
Communications Equipment – 1.53%
184,551	NETGEAR, Inc.(a)	4,527,036
Construction & Engineering – 3.38%
1,009,676	Orion Group Holdings, Inc.(a)	10,036,179
Consumer Staples Distribution & Retail – 3.40%
147,265	Ingles Markets, Inc. – Class A	10,095,016
Containers & Packaging – 4.29%
153,966	Sealed Air Corp.	6,378,811
145,115	Sonoco Products Co.	6,332,819
		12,711,630
Shares		Value
Electronic Equipment, Instruments & Components – 3.92%
831,592	Arlo Technologies, Inc.(a)	$11,633,972
Energy Equipment & Services – 4.77%
647,166	Innovex International, Inc.(a)	14,153,520
Health Care Equipment & Supplies – 4.01%
329,842	LENSAR, Inc.(a)	3,836,062
144,201	Utah Medical Products, Inc.	8,069,488
		11,905,550
Hotels, Restaurants & Leisure – 2.00%
154,142	Papa John's International, Inc.	5,932,926
Household Durables – 0.06%
164,960	Dorel Industries, Inc. – Class B(a)	179,076
Household Products – 0.50%
50,930	Central Garden & Pet Co. – Class A(a)	1,486,647
IT Services – 1.01%
45,690	Globant SA(a)	2,986,755
Leisure Products – 2.15%
826,008	American Outdoor Brands, Inc.(a),(e)	6,385,042
Machinery – 15.68%
199,676	Graham Corp.(a)	12,825,189
174,437	Hurco Companies, Inc.(a)	2,695,052
553,225	Kennametal, Inc.	15,717,122
288,563	L.B. Foster Co. – Class A(a)	7,776,773
89,043	Timken Co.	7,491,188
		46,505,324
Oil, Gas & Consumable Fuels – 2.22%
281,645	World Kinect Corp.	6,598,942
Paper & Forest Products – 0.97%
337,602	Canfor Corp.(a)	2,885,193
Personal Care Products – 3.55%
618,123	Edgewell Personal Care Co.	10,538,997

Brandes Small Cap Value Fund
SCHEDULE OF INVESTMENTS — December 31, 2025 (Unaudited) (continued)

Shares		Value
Pharmaceuticals – 5.68%
362,893	Elanco Animal Health, Inc.(a)	$8,212,269
139,750	Prestige Consumer Healthcare, Inc.(a)	8,621,177
		16,833,446
Professional Services – 0.94%
550,993	Resources Connection, Inc.	2,777,005
Software – 1.33%
120,934	Open Text Corp.	3,940,030
Textiles, Apparel & Luxury Goods – 5.25%
167,897	Gildan Activewear, Inc.	10,486,846
246,101	Movado Group, Inc.	5,074,603
		15,561,449
Trading Companies & Distributors – 2.04%
71,853	MSC Industrial Direct Co., Inc. – Class A	6,042,837
TOTAL COMMON STOCKS (Cost $246,136,564)		$280,629,635
Shares		Value
PREFERRED STOCKS – 1.83%
Biotechnology – 1.83%
581,249	Grifols SA – Class B – ADR, 1.880%(c)	$5,434,678
TOTAL PREFERRED STOCKS (Cost $4,890,008)		$5,434,678
INVESTMENT COMPANIES – 0.81%
Trading Companies & Distributors – 0.81%
122,828	Sprott Physical Uranium Trust(a)	$2,400,987
TOTAL INVESTMENT COMPANIES (Cost $2,042,818)		$2,400,987

	Shares	Value
SHORT-TERM INVESTMENTS – 2.35%
Northern Institutional Funds - Treasury Portfolio (Premier), 3.630%, (d)	6,984,781	$6,984,781
TOTAL SHORT-TERM INVESTMENTS (Cost $6,984,781)		$6,984,781
Total Investments (Cost $260,054,171) – 99.60%		$295,450,081
Other Assets in Excess of Liabilities – 0.40%		1,181,556
TOTAL NET ASSETS – 100.00%		$296,631,637

Percentages are stated as a percent of net assets.
ADR American Depositary Receipt

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(d)	The rate shown is the annualized seven day yield as of December 31, 2025.

Brandes Small Cap Value Fund
SCHEDULE OF INVESTMENTS — December 31, 2025 (Unaudited) (continued)

(e)
Affiliated issuer. The following issuer were affiliated with the Small Cap Value Fund as defined in
Section (2)(a)(3) of the 1940 Act, as this Fund held 5% or more of the outstanding voting securities of the following issuers as of December 31, 2025:

Issuer Name	Value At March 31, 2025	Purchases	Sales Proceeds	Realized Gain/(Loss)	Unrealized Appreciation/ (Depreciation)	Value At December 31, 2025	Dividend Income
American Outdoor Brands, Inc.	$3,757,124	$4,374,595	$(104,391)	$(61,497)	$(1,580,789)	$6,385,042	$—
	$3,757,124	$4,374,595	$(104,391)	$(61,497)	$(1,580,789)	$6,385,042	$—

Brandes Small Cap Value Fund
SCHEDULE OF INVESTMENTS BY COUNTRY — December 31, 2025 (Unaudited)

COMMON STOCKS
Canada	6.97%
Luxembourg	1.01%
United States	86.63%
TOTAL COMMON STOCKS	94.61%
PREFERRED STOCKS
Spain	1.83%
TOTAL PREFERRED STOCKS	1.83%
INVESTMENT COMPANIES
Canada	0.81%
TOTAL INVESTMENT COMPANIES	0.81%
SHORT-TERM INVESTMENTS	2.35%
TOTAL INVESTMENTS	99.60%
Other Assets in Excess of Liabilities	0.40%
TOTAL NET ASSETS	100.00%
The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC or were otherwise determined by the Advisor to be appropriate. This information is unaudited.

Brandes Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS — December 31, 2025 (Unaudited)

	Principal Amount	Value
FEDERAL AND FEDERALLY SPONSORED CREDITS – 5.29%
Federal Home Loan Mortgage Corporation – 2.77%
Pool A9-3505 4.500%, 8/1/2040	34,269	$34,589
Pool G0-6018 6.500%, 4/1/2039	8,213	8,723
Pool G1-8578 3.000%, 12/1/2030	263,223	258,666
Pool SD-2873 3.000%, 1/1/2052	1,912,601	1,722,655
Pool SD-8001 3.500%, 7/1/2049	166,404	155,845
Pool SD-8003 4.000%, 7/1/2049	163,890	158,159
		2,338,637
Federal National Mortgage Association – 2.52%
Pool 934124 5.500%, 7/1/2038	31,304	32,636
Pool AL9865 3.000%, 2/1/2047	561,202	508,821
Pool AS6201 3.500%, 11/1/2045	106,441	101,224
Pool BJ2553 3.500%, 12/1/2047	190,063	179,205
Pool BN6683 3.500%, 6/1/2049	288,239	269,979
Pool CA0483 3.500%, 10/1/2047	569,743	537,372
Pool CA1624 3.000%, 4/1/2033	285,933	279,204
Pool MA0918 4.000%, 12/1/2041	83,308	81,582
Pool MA3687 4.000%, 6/1/2049	132,251	126,399
Pool MA3695 3.000%, 7/1/2034	3,691	3,584
		2,120,006
TOTAL FEDERAL AND FEDERALLY SPONSORED CREDITS (Cost $4,370,872)		$4,458,643
OTHER MORTGAGE RELATED SECURITIES – 0.00%
Collateralized Mortgage Obligations – 0.00%
Wells Fargo Mortgage Backed Securities Trust Series 2006-AR14 6.644%, 10/25/2036(a)	208	$195
TOTAL OTHER MORTGAGE RELATED SECURITIES (Cost $205)		$195
US GOVERNMENTS – 60.16%
Sovereign Government – 60.16%
United States Treasury Bond
4.750%, 2/15/2037	6,600,497	$6,930,780
3.500%, 2/15/2039	1,582,289	1,446,187
3.750%, 11/15/2043	7,586,874	6,673,782
3.000%, 5/15/2047	7,579,223	5,715,208
		20,765,957
United States Treasury Note
2.250%, 2/15/2027	5,657,255	5,579,247
2.375%, 5/15/2029	10,251,090	9,861,068

Brandes Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS — December 31, 2025 (Unaudited) (continued)

	Principal Amount	Value
1.625%, 5/15/2031	10,951,124	$9,822,217
4.375%, 5/15/2034	4,550,000	4,658,418
		29,920,950
TOTAL US GOVERNMENTS (Cost $50,186,540)		$50,686,907
CORPORATE BONDS – 27.97%
Automotive – 1.56%
Ford Motor Credit Co. LLC 2.700%, 8/10/2026	1,328,842	$1,316,003
Banking – 5.64%
Bank of America Corp. 4.450%, 3/3/2026	1,862,221	1,863,570
Citigroup, Inc. 6.950% (U.S. Treasury Yield Curve Rate CMT 5Y + 2.726%), 2/15/2030(b)	1,115,000	1,149,384
Fifth Third Bancorp 8.250%, 3/1/2038	380,381	468,158
USB Capital IX 5.186% (CME Term SOFR 3M + 1.282%, minimum of 5.186%), 2/1/2026(c)	1,629,060	1,268,998
		4,750,110
Biotechnology & Pharmaceuticals – 1.64%
Organon & Co./Organon Foreign Debt Co-Issuer BV 4.125%, 4/30/2028(d)	1,415,000	1,378,825
Commercial Support Services – 0.06%
Prime Security Services Borrower LLC/Prime Finance, Inc. 5.750%, 4/15/2026(d)	54,223	54,242
Containers & Packaging – 0.70%
Sealed Air Corp. 4.000%, 12/1/2027(d)	594,612	591,531
Electric Utilities – 1.03%
American Transmission Systems, Inc. 2.650%, 1/15/2032(d)	677,534	610,358
Commonwealth Edison Co. 5.900%, 3/15/2036	237,766	255,823
		866,181
Entertainment Content – 3.78%
Netflix, Inc. 4.375%, 11/15/2026	336,608	338,361
Univision Communications, Inc.
8.000%, 8/15/2028(d)	965,000	999,375
8.500%, 7/31/2031(d)	1,765,000	1,843,426
		3,181,162

Brandes Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS — December 31, 2025 (Unaudited) (continued)

	Principal Amount	Value
Food – 1.14%
Pilgrim's Pride Corp. 4.250%, 4/15/2031	986,533	$963,120
Home Construction – 0.00%
PulteGroup, Inc. 5.500%, 3/1/2026	684	684
Institutional Financial Services – 1.60%
Goldman Sachs Group, Inc. 3.800% (U.S. Treasury Yield Curve Rate CMT 5Y + 2.969%), 5/10/2026(b)	1,363,842	1,350,637
Internet Media & Services – 1.57%
Expedia Group, Inc.
3.800%, 2/15/2028	150,307	149,510
3.250%, 2/15/2030	796,151	764,170
Meta Platforms, Inc. 4.950%, 5/15/2033	395,456	407,756
		1,321,436
IT Services – 1.45%
Pitney Bowes, Inc. 7.250%, 3/15/2029(d)	1,205,000	1,221,284
Leisure Facilities & Services – 2.52%
Sabre GLBL, Inc. 11.125%, 7/15/2030(d)	1,275,000	1,057,064
Travel + Leisure Co. 6.625%, 7/31/2026(d)	1,056,839	1,064,500
		2,121,564
Oil & Gas Supply Chain – 0.60%
Hess Midstream Operations LP 4.250%, 2/15/2030(d)	516,689	505,469
Publishing & Broadcasting – 1.17%
Gray Media, Inc. 9.625%, 7/15/2032(d)	950,000	988,499
REIT – 1.06%
Iron Mountain, Inc.
4.875%, 9/15/2027(d)	852,228	851,362
4.875%, 9/15/2027	38,767	38,728
		890,090
Retail - Discretionary – 0.82%
Kohl's Corp. 10.000%, 6/1/2030(d)	630,000	693,895
Software – 0.95%
VMware LLC 3.900%, 8/21/2027	803,760	804,042

Brandes Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS — December 31, 2025 (Unaudited) (continued)

	Principal Amount	Value
Telecommunications – 0.68%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 5.152%, 3/20/2028(d)	219,979	$221,892
T-Mobile USA, Inc. 4.750%, 2/1/2028	346,151	346,292
		568,184
TOTAL CORPORATE BONDS (Cost $23,341,143)		$23,566,958
FOREIGN ISSUER BONDS – 3.72%
Chemicals – 0.99%
Methanex Corp.
5.125%, 10/15/2027	283,229	$284,810
5.250%, 12/15/2029	541,689	546,651
		831,461
Oil, Gas Services & Equipment – 1.00%
Transocean International Ltd. 8.750%, 2/15/2030(d)	804,344	839,832
Telecommunications – 1.73%
Fibercop SpA 6.375%, 11/15/2033(d)	1,278,000	1,266,418
Telecom Italia Capital SA 6.375%, 11/15/2033	182,302	191,695
		1,458,113
TOTAL FOREIGN ISSUER BONDS (Cost $3,119,047)		$3,129,406
ASSET BACKED SECURITIES – 0.79%
Specialty Finance – 0.79%
SLM Private Credit Student Loan Trust Series 2004-B, 4.415%, (CME Term SOFR 3M + 0.692%), 9/15/2033(c)	181,807	$179,551
SLM Private Credit Student Loan Trust Series 2005-A, 4.295%, (CME Term SOFR 3M + 0.572%), 12/15/2038(c)	148,889	147,016
SLM Private Credit Student Loan Trust Series 2006-A, 4.275%, (CME Term SOFR 3M + 0.552%), 6/15/2039(c)	259,600	250,228
SLM Private Credit Student Loan Trust Series 2007-A, 4.225%, (CME Term SOFR 3M + 0.502%), 12/16/2041(c)	86,541	85,739
TOTAL ASSET BACKED SECURITIES (Cost $641,369)		$662,534

Brandes Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS — December 31, 2025 (Unaudited) (continued)

	Shares	Value
SHORT-TERM INVESTMENTS – 1.75%
Money Market Funds – 1.75%
Northern Institutional Funds - Treasury Portfolio (Premier), 3.630%(e)	1,474,239	$1,474,239
TOTAL SHORT-TERM INVESTMENTS (Cost $1,474,239)		$1,474,239
Total Investments (Cost $83,133,415) – 99.68%		$83,978,882
Other Assets in Excess of Liabilities – 0.32%		268,567
Total Net Assets – 100.00%		$84,247,449

Percentages are stated as a percent of net assets.

3M 3 Month
5Y 5 Year
CME Chicago Mercantile Exchange
CMT Constant Maturity Treasury
LLC Limited Liability Company
LP Limited Partnership
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate

(a)	Variable rate security. The coupon is based on an underlying pool of loans.
(b)	Security issued at a fixed rate for a specified period of time, after which it will convert to a variable rate.
(c)	Variable rate security. The coupon is based on a reference index and spread index.
(d)
Acquired in a transaction exempt from registration under Rule 144A or Section 4(a)(2) of the Securities
Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $14,187,972 which represented 16.84% of the net assets of the Fund.

(e)	The rate shown is the annualized seven day yield as of December 31, 2025.
The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC or were otherwise determined by the Advisor to be appropriate. This information is unaudited.